Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000006467 | L
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000006467 | I
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000006467 | F
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006467 | C
Holdings [Line Items]
Percent of Net Asset Value	112.30%
C000006467 | A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006467 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000006467 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006467 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006467 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006467 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006467 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006467 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006467 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	18.10%
C000006467 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	73.60%
C000155939 | L
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155939 | I
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155939 | F
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155939 | C
Holdings [Line Items]
Percent of Net Asset Value	112.30%
C000155939 | A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155939 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000155939 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155939 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155939 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155939 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155939 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155939 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155939 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	18.10%
C000155939 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	73.60%
C000006470 | L
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000006470 | I
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000006470 | F
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006470 | C
Holdings [Line Items]
Percent of Net Asset Value	112.30%
C000006470 | A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006470 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000006470 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006470 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006470 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006470 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006470 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006470 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006470 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	18.10%
C000006470 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	73.60%
C000006469 | L
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000006469 | I
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000006469 | F
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006469 | C
Holdings [Line Items]
Percent of Net Asset Value	112.30%
C000006469 | A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006469 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000006469 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006469 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006469 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006469 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006469 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006469 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006469 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	18.10%
C000006469 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	73.60%